Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

(22) Commitments and Contingent Liabilities

Advantest is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Advantest's consolidated financial position, results of operations, or cash flows.

Commitments outstanding for the purchase of property, plant and equipment and other assets totaled ¥45 million at March 31, 2011.